Expense Example - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement 2015 Fund - Fidelity Managed Retirement 2015 Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579